INCOME TAXES	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
INCOME TAXES

NOTE 11 – INCOME TAXES

As of September 30, 2022, the Company has net operating loss carry forwards of $410,512 that $254,336 may be available to reduce future years’ taxable income through 2041. In 2020, there were no tax impacts as Breunich Holdings, Inc. was taxed as a limited liability company. The Company’s net operating loss carry forwards may be subject to annual limitations, which could reduce or defer the utilization of the losses as a result of an ownership change as defined in Section 382 of the Internal Revenue Code.

The Company’s tax expense differs from the “expected” tax expense for Federal income tax purposes (computed by applying the United States Federal tax rate of 21% to loss before taxes for fiscal year 2022 and 2021), as follows:

	September 30,	December 31,
	2022	2021
Tax expense (benefit) at the statutory rate	$(331,567)	$(205,425)
State income taxes, net of federal income tax benefit	(78,945)	(48,911)
Change in valuation allowance	410,512	254,336
Total	$-	$-

The tax effects of the temporary differences between reportable financial statement income and taxable income are recognized as deferred tax assets and liabilities.

The tax years 2021 and 2020 remains for examination by federal agencies and other jurisdictions in which it operates.

The tax effect of significant components of the Company’s deferred tax assets and liabilities at September 30, 2022, and December 31, 2021, are as follows:

	September 30,	December 31,
	2022	2021
Deferred tax assets:
Net operating loss carryforward	$410,512	$254,336
Timing differences	-	-
Total gross deferred tax assets	410,512	254,336
Less: Deferred tax asset valuation allowance	(410,512)	(254,336)
Total net deferred taxes	$-	$-

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment.

Because of the historical earnings history of the Company, the net deferred tax assets for 2022 and 2021 were fully offset by a 100% valuation allowance. The valuation allowance for the remaining net deferred tax assets was $410,512 and $254,336 as of September 30, 2022, and December 31, 2021, respectively. Due to the transaction between the Company and BHI, which resulted in a change of control, net operating loss carryforwards prior to the transaction may not be usable for the future.

NOTE 10 – INCOME TAXES

As of December 31, 2021, the Company has net operating loss carry forwards of $254,336 that $0 may be available to reduce future years’ taxable income through 2041. In 2020, there were no tax impacts as Breunich Holdings, Inc. was taxed as an limited liability company. The Company’s net operating loss carry forwards may be subject to annual limitations, which could reduce or defer the utilization of the losses as a result of an ownership change as defined in Section 382 of the Internal Revenue Code.

The Company’s tax expense differs from the “expected” tax expense for Federal income tax purposes (computed by applying the United States Federal tax rate of 21% to loss before taxes for fiscal year 2021 and 2020), as follows:

	December 31,	December 31,
	2021	2020
Tax expense (benefit) at the statutory rate	$(205,425)	$(66,230)
State income taxes, net of federal income tax benefit	(48,911)	(15,769)
Change in valuation allowance	254,336	81,999
Total	$-	$-

The tax effects of the temporary differences between reportable financial statement income and taxable income are recognized as deferred tax assets and liabilities.

The tax years 2021 and 2020 remains to examination by federal agencies and other jurisdictions in which it operates.

The tax effect of significant components of the Company’s deferred tax assets and liabilities at December 31, 2021 and 2020, are as follows:

	December 31,	December 31,
	2021	2020
Deferred tax assets:
Net operating loss carryforward	$254,336	$247,032
Timing differences	-	-
Total gross deferred tax assets	254,336	247,032
Less: Deferred tax asset valuation allowance	(254,336)	(247,032)
Total net deferred taxes	$-	$-

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment.

Because of the historical earnings history of the Company, the net deferred tax assets for 2021 and 2020 were fully offset by a 100% valuation allowance. The valuation allowance for the remaining net deferred tax assets was $254,336 and $0 as of December 31, 2021, and 2020, respectively. Due to the transaction between the Company and BHI (see Note 3), which resulted in a change of control, net operating loss carryforwards prior to the transaction may not be usable for the future.